Share capital and share premium (Details) - EUR (€)							12 Months Ended
	May 29, 2020	May 28, 2020	May 12, 2020	Nov. 08, 2019	Nov. 07, 2019	Sep. 18, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares outstanding							47,571,283	42,761,528	35,975,312
Number of shares outstanding at beginning of period							42,761,528	35,975,312	32,180,641
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option	548,777	3,658,515		600,000	4,000,000	3,475,000
Exercise of Options							602,463	419,317	319,671
Number of shares outstanding at end of period							47,571,283	42,761,528	35,975,312
Number of shares on conversion							1
Maximum authorized increase of then outstanding share capital (as a percent)			10.00%
Period of outstanding share capital			18 months
Maximum authorized increase in share capital							€ 427,974.7
Maximum authorized increase in number of shares							4,279,747
Johnson & Johnson Innovation Inc
Disclosure of classes of share capital [line items]
Share subscription from Johnson & Johnson Innovation Inc.								1,766,899